Note 3 - Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term investments	$ 264,193	$ 324,870	$ 452,301
Total assets	264,193	324,870	452,301
Accrued warrant liability			6,414
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Short-term investments
Total assets
Accrued warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term investments	264,193	324,870	452,301
Total assets	264,193	324,870	452,301
Accrued warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Short-term investments
Total assets
Accrued warrant liability			$ 6,414